Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property plant and equipment [Abstract]
Schedule of Property plant and equipment
At December 31, 2024
Land
Plant

Furniture
Exploration

and
and

and
Under and
buildings equipment

fixtures
construction

evaluation
Total
Cost
Beginning of year $ 5,213,324 $ 2,897,605 $ 90,719 $ 237,280 $ 1,068,442 $ 9,507,370
Additions 206 734 61 210,172 462 211,635
Transfers 72,014 105,291 4,299 (181,550) - 54
Change in reclamation provision [note 16] (54,991) - - - - (54,991)
Disposals (210) (3,004) (1,300) (255) - (4,769)
Effect of movements in exchange rates 54,888 15,514 296 18 1,332 72,048
End of year 5,285,231 3,016,140 94,075 265,665 1,070,236 9,731,347
Accumulated depreciation
Beginning of year 3,412,990 2,159,021 83,676 36,798 456,912 6,149,397
Depreciation charge 164,525 105,545 4,523 - - 274,593
Change in reclamation provision [note 16] (a) (37,683) - - - - (37,683)
Disposals (14) (2,064) (1,274) - - (3,352)
Effect of movements in exchange rates 52,799 15,404 286 - 2,720 71,209
End of year 3,592,617 2,277,906 87,211 36,798 459,632 6,454,164
Right-of-use assets
Beginning of year 8,326 401 2,072 - - 10,799
Additions 696 385 20 - - 1,101
Depreciation charge (1,291) (251) (972) - - (2,514)
Transfers (26) (28) - - - (54)
End of year 7,705 507 1,120 - - 9,332
Net book value at December 31, 2024 $ 1,700,319 $ 738,741 $ 7,984 $ 228,867 $ 610,604 $ 3,286,515
(a) Asset retirement obligation assets are adjusted

when the Company updates its reclamation

provisions due to new cash flow estimates or
changes in discount and inflation rates. When the assets

of an operation have been written off due to

an impairment, as is the case with our
Rabbit Lake operation and some of our operations in

the United States, the adjustment is recorded

directly to the statement of earnings as
other operating expense or income.
At December 31, 2023
Land
Plant

Furniture
Exploration

and
and

and
Under and
buildings equipment

fixtures
construction

evaluation
Total
Cost
Beginning of year $ 5,197,138 $ 2,812,309 $ 84,080 $ 234,590 $ 1,088,234 $ 9,416,351
Additions 9,062 29,498 3,461 111,518 92 153,631
Transfers 40,011 63,819 3,334 (106,835) - 329
Change in reclamation provision (5,343) - - - - (5,343)
Disposals (13,604) (3,744) (69) (1,989) - (19,406)
Effect of movements in exchange rates (13,940) (4,277) (87) (4) (19,884) (38,192)
End of year 5,213,324 2,897,605 90,719 237,280 1,068,442 9,507,370
Accumulated depreciation
Beginning of year 3,300,869 2,067,999 79,576 36,798 467,071 5,952,313
Depreciation charge 146,574 98,694 4,267 - - 249,535
Transfers - 11 (11) - - -
Change in reclamation provision
(a)
(7,509) - - - - (7,509)
Disposals (13,604) (3,456) (69) - - (17,129)
Effect of movements in exchange rates (13,340) (4,227) (87) - (10,159) (27,813)
End of year 3,412,990 2,159,021 83,676 36,798 456,912 6,149,397
Right-of-use assets
Beginning of year 5,959 1,565 1,928 - - 9,452
Additions 3,398 126 844 - - 4,368
Disposals - (214) - - - (214)
Depreciation charge (1,003) (399) (1,076) - - (2,478)
Transfers (28) (677) 376 - - (329)
End of year 8,326 401 2,072 - - 10,799
Net book value at December 31, 2023 $ 1,808,660 $ 738,985 $ 9,115 $ 200,482 $ 611,530 $ 3,368,772
(a) Asset retirement obligation assets are adjusted

when the Company updates its reclamation

provisions due to new cash flow estimates or
changes in discount and inflation rates. When the assets

of an operation have been written off due to

an impairment, as is the case with our
Rabbit Lake operation and some of our operations in

the United States, the adjustment is recorded

directly to the statement of earnings as
other operating expense or income.